Acquisitions (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Acquisitions
Note 3. Acquisitions
2021 Acquisitions
During the nine months ended September 30, 2021, the Company completed four business acquisitions in conjunction with the execution of its long-term plans and objectives in building a service commerce platform supporting the success of service SMBs. All of the acquisitions qualified as business combinations under ASC Topic 805, Business Combinations (“ASC 805”). Accordingly, the Company recorded all assets acquired and liabilities assumed at their acquisition date fair values, with any excess consideration recognized as goodwill. Goodwill primarily represents the value associated with the assembled workforce, and expected synergies subsumed into goodwill.

Assets acquired and liabilities assumed in connection with each acquisition have been recorded at their fair values. Fair values were determined by management using the assistance of third-party valuation specialists. The valuation methods used to determine the fair value of intangible assets included the income approach—relief from royalty method for developed technology and trade name, the income approach—excess earnings method for customer relationships and the comparative business valuation method for non-compete agreements. A number of assumptions and estimates were involved in the application of these valuation methods, including revenue forecasts, expected competition, costs of revenues, obsolescence, tax rates, capital spending, discount rates and working capital changes. Cash flow forecasts were generally based on pre-acquisition forecasts coupled with estimated revenues and cost synergies available to a market participant.
The Company’s condensed consolidated statements of operations and comprehensive loss include $4.1 million and $6.8 million of acquisition related transaction costs in general and administrative expense for acquisitions consummated during the three and nine months ended September 30, 2021, respectively.
Each acquisition allows for an adjustment to the purchase price to be made subsequent to the transaction closing date based on the actual amount of working capital and cash delivered to the Company. The consideration paid and purchase price allocations disclosed reflect the effects of these adjustments.
The allocation of purchase consideration related to all 2021 acquisitions is considered preliminary.
The following table summarizes the estimated fair values of consideration transferred, assets acquired and liabilities assumed for each acquisition during the nine months ended September 30, 2021:
	Briostack	PulseM	MDTech	Timely	Total
	(in thousands)
Cash	$34,441	$34,484	$15,855	$99,748	$184,528
Rollover equity	726	—	—	—	726
Total consideration	$35,167	$34,484	$15,855	$99,748	$185,254

Net assets acquired:
Cash and cash equivalents	$17	$—	$101	$1,169	$1,287
Accounts receivable, trade	156	—	175	290	621
Other receivables	221	151	48	95	515
Prepaid expenses and other current assets	53	32	34	128	247
Property and equipment	22	4	16	219	261
Other non-current assets	144	3	—	52	199
Intangible—developed technology	1,360	2,380	1,640	7,014	12,394
Intangible—customer relationships	4,800	12,510	5,830	28,836	51,976
Intangible—trade name	390	260	200	1,414	2,264
Intangible—non-compete agreements	23	10	10	63	106
Goodwill	28,262	22,920	8,043	71,067	130,292
Deferred tax asset	1	—	2	1,863	1,866
Accounts payable	(20)	(113)	(44)	(230)	(407)
Other current liabilities	(28)	—	—	(670)	(698)
Accrued expenses and other	(206)	(99)	(157)	(971)	(1,433)
Deferred tax liability	—	(3,538)	—	(10,299)	(13,837)
Deferred revenue	(28)	(36)	(43)	(292)	(399)
Total net assets acquired	$35,167	$34,484	$15,855	$99,748	$185,254
Briostack
On January 19, 2021, the Company acquired 100% of the interest of Briostack LLC dba Briostack (“Briostack”), a provider of operational management software to pest control businesses, for $35.2 million. Under the terms of the purchase agreement, certain members of Briostack received 45,454 shares of common stock rollover equity. The Company assessed the fair value of the shares at $0.7 million by applying a market approach. The fair value of the rollover equity is reflected in the total consideration above.
PulseM
On March 17, 2021, the Company acquired 100% of the interest of Speetra, Inc. dba PulseM (“PulseM”), a provider of enterprise-level reputation management software for small businesses, for $34.5 million.
MDTech
On July 8, 2021, the Company acquired 100% of the interest of PM Ventures, LLC dba MDTech (“MDTech”), a provider of electronic charge capture solutions to physicians via its SaaS-based MD Coder application and suite of add-ons, for $15.9 million.
Timely
On July 8, 2021, the Company acquired 100% of the interest of Timely Ltd. (“Timely”), a booking and business management software company, for $99.7 million. Timely is based in New Zealand and has operations in the U.K. and Australia, as well.
2020 Acquisitions
During 2020 and in the nine months ended September 30, 2020, the Company completed nine and five business acquisitions, respectively, in conjunction with the execution of its long-term plans and objectives in building a service commerce platform supporting the success of SMBs. All of the acquisitions qualified as business combinations under ASC 805. Accordingly, the Company recorded all assets acquired and liabilities assumed at their acquisition date fair values, with any excess consideration recognized as goodwill. Goodwill primarily represents the value associated with the assembled workforce, and expected synergies subsumed into goodwill.
Assets acquired and liabilities assumed in connection with each acquisition have been recorded at their fair values. Fair values were determined by management using the assistance of third-party valuation specialists. The valuation methods used to determine the fair value of intangible assets included the income approach—relief from royalty method for developed technology and trade name, the income approach—excess earnings method for customer relationships and the comparative business valuation method for non-compete agreements. A Monte Carlo simulation was used as the valuation method to determine the fair value of earnout liabilities. A number of assumptions and estimates were involved in the application of these valuation methods, including revenue forecasts, expected competition, costs of revenues, obsolescence, tax rates, capital spending, discount rates and working capital changes. Cash flow forecasts were generally based on pre-acquisition forecasts coupled with estimated revenues and cost synergies available to a market participant.
The Company’s condensed consolidated results of operations include $15.5 million of acquisition related transaction costs in general and administrative expense for acquisitions consummated in 2020, with $5.7 million incurred in the nine months ended September 30, 2020.
Each acquisition allows for an adjustment to the purchase price to be made subsequent to the transaction closing date based on the actual amount of working capital and cash delivered to the Company. The consideration paid and purchase price allocations disclosed reflect the effects of these adjustments.
The allocation of purchase consideration related to 2020 acquisitions is considered final.
The following table summarizes the estimated fair values of consideration transferred, assets acquired and liabilities assumed for each acquisition in 2020:
	Remodeling	Qiigo	AlertMD	Invoice Simple
	(in thousands)
Cash	$25,909	$21,564	$21,853	$32,507
Rollover equity	—	618	—	—
Fair value of earnout	2,455	—	—	—
Total consideration	$28,364	$22,182	$21,853	$32,507

Net assets acquired:
Cash and cash equivalents	$520	$3	$—	$598
Accounts receivable, trade	3,401	320	510	688
Other receivables	6	—	—	271
Contract assets	85	249	—	—
Prepaid expenses and other current assets	95	74	11	57
Property and equipment	65	114	58	184
Other non-current assets	—	757	—	—
Intangible—developed technology	1,480	2,120	2,030	1,530
Intangible—customer relationships	11,380	11,110	13,490	17,970
Intangible—trade name	570	710	260	190
Intangible—non-compete agreements	110	40	40	60
Goodwill	12,843	7,405	5,531	18,474
Deferred tax asset	—	177	—	—
Accounts payable	(1,564)	(148)	—	(498)
Other current liabilities	—	—	—	—
Accrued expenses and other	(291)	(565)	(24)	(412)
Customer deposits	(85)	—	—	(1,229)
Deferred tax liability	(251)	—	—	(5,360)
Deferred revenue	—	(184)	(53)	(16)
Total net assets acquired	$28,364	$22,182	$21,853	$32,507
	Brighter Vision	Socius	Service Fusion	My PT Hub
	(in thousands)
Cash	$17,350	$15,670	$122,333	$10,681
Rollover equity	127	—	—	—
Fair value of earnout	—	—	—	1,016
Total consideration	$17,477	$15,670	$122,333	$11,697

Net assets acquired:
Cash and cash equivalents	$112	$46	$660	$315
Accounts receivable, trade	2	908	38	7
Other receivables	35	79	686	73
Contract assets	—	—	—	—
Prepaid expenses and other current assets	48	23	192	45
Property and equipment	26	36	139	209
Other non-current assets	9	—	180	19
Intercompany (receivable)	—	—	—	27
Intangible—developed technology	760	1,350	2,820	586
Intangible—customer relationships	6,150	9,900	25,680	1,918
Intangible—trade name	330	520	1,330	140
Intangible—non-compete agreements	20	40	70	13
Goodwill	12,090	3,326	93,717	9,110
Accounts payable	(61)	(79)	(215)	(209)
Other current liabilities	—	—	(57)	—
Accrued expenses and other	(210)	(450)	(872)	(162)
Deferred tax liability	(1,734)	—	(1,713)	(286)
Deferred revenue	(100)	(29)	(322)	(81)
Intercompany (payable)	—	—	—	(27)
Total net assets acquired	$17,477	$15,670	$122,333	$11,697
	Updox	Other	Total
	(in thousands)
Cash	$142,527	$85	$410,479
Rollover equity	573	—	1,318
Fair value of earnout	—	—	3,471
Total consideration	$143,100	$85	$415,268

Net assets acquired:
Cash and cash equivalents	$4,994	$—	$7,248
Accounts receivable, trade	981	—	6,855
Other receivables	628	—	1,778
Contract assets	—	—	334
Prepaid expenses and other current assets	640	—	1,185
Property and equipment	1,610	—	2,441
Other non-current assets	377	—	1,342
Intercompany (receivable)	—	—	27
Intangible—developed technology	7,870	11	20,557
Intangible—customer relationships	48,150	72	145,820
Intangible—trade name	2,620	2	6,672
Intangible—non-compete agreements	110	—	503
Goodwill	78,259	—	240,755
Deferred tax asset	58	—	235
Accounts payable	(1,152)	—	(3,926)
Other current liabilities	(41)	—	(98)
Accrued expenses and other	(1,482)	—	(4,468)
Customer deposits	—	—	(1,314)
Deferred tax liability	—	—	(9,344)
Deferred revenue	(522)	—	(1,307)
Intercompany (payable)	—	—	(27)
Total net assets acquired	$143,100	$85	$415,268
Remodeling
On January 6, 2020, the Company acquired 100% of the interest of Azar, LLC and Alnashmi for Digital Marketing, LLC (“Remodeling”), an online platform that connects homeowners with home improvement companies, for $28.4 million.
Under the terms of the purchase agreement, the Company is required to pay the seller an earnout based on achieving $6.6 million and $5.0 million of total revenue during calendar years ended 2020 and 2019, respectively. The earnout amount will be $2.0 million per year, if the target is met; no consideration will be paid if the target is not met. At the acquisition date, the Company determined the fair value of the earnout to be $2.5 million and has included the amount in the total consideration above. The 2019 earnout target was met and the earnout of $2 million was paid in 2020. At December 31, 2020, the Company concluded that the 2020 earnout target was not met and released the remaining liability with a corresponding gain of $0.5 million recorded in general and administrative expense on the consolidated statements of operations and comprehensive loss.
Qiigo
On January 16, 2020, the Company acquired 100% of the interest of Qiigo, LLC (“Qiigo”), a local marketing agent that builds brand unity and helps national brands and their franchises boost their qualified leads, for $22.2 million.
Under the terms of the purchase agreement, certain members of Qiigo received 127,249 shares of common stock rollover equity. The Company assessed the fair value of the shares at $0.6 million by applying a market approach. The fair value of the rollover equity is reflected in the total consideration above.
AlertMD
On January 24, 2020, the Company acquired certain assets and liabilities of Rulester, LLC dba AlertMD, LLC and ChargeMD, LLC (“AlertMD”), a provider of SaaS-based back-office, patient care coordination and front-office solutions, for $21.9 million.
Invoice Simple
On April 17, 2020, the Company acquired 100% of the interest of Zenvoice Inc. dba Invoice Simple (“Invoice Simple”), a provider of invoicing and estimation software platform for independent contracts, freelancers and business owners, for $32.5 million.
Brighter Vision
On August 21, 2020, the Company acquired 100% of the interest of Brighter Vision Web Solutions, Inc. (“Brighter Vision”), a provider of offerings of custom-built websites and marketing solutions to therapists in the behavioral health sector, for $17.5 million. Under the terms of the purchase agreement, certain members of Brighter Vision received 21,892 shares of common stock rollover equity. The Company assessed the fair value of the shares at $0.1 million by applying a market approach. The fair value of the rollover equity is reflected in the total consideration above.
Socius
On October 16, 2020, the Company acquired 100% of the interest of Socius Marketing, Inc. (“Socius”), a provider of full service internet marketing that specializes in content design, website development and search engine optimization, for $15.7 million.
Service Fusion
On October 17, 2020 the Company acquired 100% of the interest of FSM Technologies, LLC (“Service Fusion”), a provider of an end-to-end field service management SaaS platform, for $122.3 million.
My PT Hub
On November 18, 2020, the Company acquired 100% of the interest of Fitii, Limited and Fitii LLC (collectively “My PT Hub”), a provider of software that enables gym and health club customers to improve monthly collections, generate new business, enhance member engagement, increase retention and automate business processes, for $11.7 million.
Under the terms of the purchase agreement, the Company is required to pay the seller an earnout based on achieving $4.6 million of total revenue during calendar year end 2021. The earnout amount will be $2.7 million, if the target is met; no consideration will be paid if the target is not met. At the acquisition date, the Company determined the fair value of the earnout to be $1.0 million and has included the amount in the total consideration above. At December 31, 2020, the Company noted no change in the fair value of the earnout from the acquisition date. At March 31, 2021, the Company concluded that the 2021 earnout target will not be met and released the liability with a corresponding gain of $1.0 million recorded in general and administrative expense on the consolidated statements of operations and comprehensive loss. There has been no further change in the fair value of the earnout from March 31, 2021.
Updox
On December 16, 2020, the Company acquired 100% of the interest of Updox, LLC (“Updox”), a provider of a healthcare customer relationship management solution, for $143.1 million. Under the terms of the purchase agreement, certain members of Updox received 72,896 shares of common stock rollover equity. The Company assessed the fair value of the shares at $0.6 million by applying a market approach. The fair value of the rollover equity is reflected in the total consideration above.
With respect to total goodwill recognized for the business acquisitions consummated during the year ended December 31, 2020, the Company expects that $167.1 million of goodwill with be deductible for income tax purposes.
Pro Forma Results of Acquisitions (unaudited)
The following table presents unaudited pro forma consolidated results of operations for the three and nine months ended September 30, 2021 and 2020, as if the aforementioned 2021 and 2020 acquisitions had occurred as of January 1, 2020. The pro forma information includes the business combination accounting effects resulting from these acquisitions, including interest expense of nil and $6.9 million for the three months ended September 30, 2021 and 2020, respectively, and $3.8 million and $21.7 million for the nine months ended September 30, 2021 and 2020, respectively, to account for funds borrowed earlier, issuance of our common shares at earlier dates which impacts the calculation of basic and diluted net loss per share, removal of transaction costs of $4.1 million and $0.9 million for the three months ended September 30, 2021 and 2020, respectively, and $6.8 million and $5.7 million for the nine months ended September 30, 2021 and 2020, respectively, and additional amortization expense of nil and $4.2 million for the three months ended September 30, 2021 and 2020, respectively, and $1.8 million and $14.4 million for the nine months ended September 30, 2021 and 2020, respectively, resulting from the amortization of intangible assets beginning as of January 1, 2020. We prepared the pro forma financial information for the combined entities for comparative purposes only, and the information is not indicative of what actual results would have been if the acquisitions had occurred at the beginning of the periods presented, nor is the information intended to represent or be indicative of future results of operations.
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021 Pro Forma	2020 Pro Forma	2021 Pro Forma	2020 Pro Forma
	(in thousands, except per share amounts)
	(unaudited)
Total revenue	$129,358	$107,830	$366,186	$303,762
Net loss	$(32,775)	$(13,969)	$(78,846)	$(67,884)
Adjustments to net loss per share (see Note 12)	—	(13,686)	(15,105)	(39,896)
Net loss attributable to common stockholders	$(32,775)	$(27,655)	$(93,951)	$(107,780)
Net loss per share attributable to common stockholders:
Basic	$(0.17)	$(0.66)	$(1.03)	$(2.60)
Diluted	$(0.17)	$(0.66)	$(1.03)	$(2.60)

Note 3. Acquisitions
2020 Acquisitions
During 2020, the Company completed nine business acquisitions in conjunction with the execution of its long-term plans and objectives in building a service commerce platform supporting the success of SMBs. All of the acquisitions qualified as business combinations under ASC Topic 805, Business Combinations (“ASC 805”). Accordingly, the Company recorded all assets acquired and liabilities assumed at their acquisition date fair values, with any excess consideration recognized as goodwill. Goodwill primarily represents the value associated with the assembled workforce, and expected synergies subsumed into goodwill.
Assets acquired and liabilities assumed in connection with each acquisition have been recorded at their fair values. Fair values were determined by management using the assistance of third-party valuation specialists. The valuation methods used to determine the fair value of intangible assets included the income approach—relief from royalty method for developed technology and trade name, the income approach—excess earnings method for customer relationships and the comparative business valuation method for non-compete agreements. A Monte Carlo simulation was used as the valuation method to determine the fair value of earnout liabilities. A number of assumptions and estimates were involved in the application of these valuation methods, including revenue forecasts, expected competition, costs of revenues, obsolescence, tax rates, capital spending, discount rates and working capital changes. Cash flow forecasts were generally based on pre-acquisition forecasts coupled with estimated revenues and cost synergies available to a market participant.
The Company’s consolidated results of operations include $15.5 million of acquisition related transaction costs in general and administrative expense for acquisitions consummated in 2020.
Each acquisition allows for an adjustment to the purchase price to be made subsequent to the transaction closing date based on the actual amount of working capital and cash delivered to the Company. The consideration paid and purchase price allocations disclosed reflect the effects of these adjustments.
The allocation of purchase consideration related to certain 2020 acquisitions is considered preliminary with provisional amounts related to tax-related and other items.
The following table summarizes the estimated fair values of consideration transferred, assets acquired and liabilities assumed for each acquisition in 2020:
	Remodeling	Qiigo	AlertMD	Invoice Simple
	in thousands
Cash	$25,909	$21,564	$21,853	$32,507
Rollover equity	—	619	—	—
Fair value of earnout	2,455	—	—	—
Total consideration	$28,364	$22,183	$21,853	$32,507

Net assets acquired:
Cash and cash equivalents	$520	$3	$—	$598
Accounts receivable, trade	3,401	321	510	688
Other receivables	6	—	—	271
Contract assets	85	249	—	—
Prepaid expenses and other current assets	95	74	11	57
	Remodeling	Qiigo	AlertMD	Invoice Simple
	in thousands
Property and equipment	65	114	58	184
Other non-current assets	—	757	—	—
Intangible—developed technology	1,480	2,120	2,030	1,530
Intangible—customer relationships	11,380	11,110	13,490	17,970
Intangible—trade name	570	710	260	190
Intangible—non-compete agreements	110	40	40	60
Goodwill	12,843	7,405	5,531	18,474
Deferred tax asset	—	177	—	—
Accounts payable	(1,564)	(148)	—	(498)
Accrued expenses and other	(291)	(565)	(24)	(412)
Customer deposits	(85)	—	—	(1,229)
Deferred tax liability	(251)	—	—	(5,360)
Deferred revenue	—	(184)	(53)	(16)
Total net assets acquired	$28,364	$22,183	$21,853	$32,507
	Brighter Vision	Socius	Service Fusion	My PT Hub
	in thousands
Cash	$17,350	$15,670	$122,333	$10,681
Rollover equity	127	—	—	—
Fair value of earnout	—	—	—	1,016
Total consideration	$17,477	$15,670	$122,333	$11,697

Net assets acquired:
Cash and cash equivalents	$112	$46	$660	$315
Accounts receivable, trade	2	908	38	7
Other receivables	35	79	686	73
Contract Assets	—	—	—	—
Prepaid expenses and other current assets	48	23	192	45
Property and equipment	26	36	139	209
Other non-current assets	9	—	180	19
Intercompany (receivable)	—	—	—	27
Intangible—developed technology	760	1,350	2,820	586
Intangible—customer relationships	6,150	9,900	25,680	1,918
Intangible—trade name	330	520	1,330	140
Intangible—non-compete agreements	20	40	70	13
Goodwill	12,090	3,326	93,717	9,110
Deferred tax asset	—	—	—	—
Accounts payable	(61)	(79)	(215)	(209)
Other current liabilities	—	—	(57)	—
Accrued expenses and other	(210)	(450)	(872)	(162)
Deferred revenue	—	—	—	—
Deferred tax liability	(1,734)	—	(1,713)	(286)
Deferred revenue	(100)	(29)	(322)	(81)
Intercompany (payable)	—	—	—	(27)
Total net assets acquired	$17,477	$15,670	$122,333	$11,697
	Updox	Other	Total
	in thousands
Cash	$142,527	$85	$410,479
Rollover equity	573	—	1,319
Fair value of earnout	—	—	3,471
Total consideration	$143,100	$85	$415,269

Net assets acquired:
Cash and cash equivalents	$4,994	$—	$7,248
Accounts receivable, trade	981	—	6,856
Other receivables	628	—	1,778
Contract assets	—	—	334
Prepaid expenses and other current assets	640	—	1,185
Property and equipment	1,610	—	2,441
Other non-current assets	377	—	1,342
Intercompany (receivable)	—	—	27
Intangible—developed technology	7,870	11	20,557
Intangible—customer relationships	48,150	72	145,820
Intangible—trade name	2,620	2	6,672
Intangible—non-compete agreements	110	—	503
Goodwill	78,259	—	240,755
Deferred tax asset	58	—	235
Accounts payable	(1,152)	—	(3,926)
Other current liabilities	(41)	—	(98)
Accrued expenses and other	(1,482)	—	(4,468)
Customer deposits	—	—	(1,314)
Deferred tax liability	—	—	(9,344)
Deferred revenue	(522)	—	(1,307)
Intercompany (payable)	—	—	(27)
Total net assets acquired	$143,100	$85	$415,269
Remodeling
On January 6, 2020, the Company acquired 100% of the interest of Azar, LLC and Alnashmi for Digital Marketing, LLC (“Remodeling”), an online platform that connects homeowners with home improvement companies, for $28.4 million.
Under the terms of the purchase agreement, the Company is required to pay the seller an earnout based on achieving $6.6 million and $5.0 million of total revenue during calendar years ended 2020 and 2019, respectively. The earnout amount will be $2.0 million per year, if the target is met; no consideration will be paid if the target is not met. At the acquisition date, the Company determined the fair value of the earnout to be $2.5 million and has included the amount in the total consideration above. The 2019 earnout target was met and the earnout of $2 million was paid in 2020. At December 31, 2020, the Company concluded that the 2020 earnout target was not met and released the remaining liability with a corresponding gain of $0.5 million recorded in general and administrative expense on the consolidated statements of operations and comprehensive loss.
Qiigo
On January 16, 2020, the Company acquired 100% of the interest of Qiigo, LLC (“Qiigo”), a local marketing agent that builds brand unity and helps national brands and their franchises boost their qualified leads, for $22.2 million.
Under the terms of the purchase agreement, certain members of Qiigo received 127,249 shares of common stock rollover equity. The Company assessed the fair value of the shares at $0.6 million by applying a market approach. The fair value of the rollover equity is reflected in the total consideration above.
AlertMD
On January 24, 2020, the Company acquired certain assets and liabilities of Rulester, LLC dba AlertMD, LLC and ChargeMD, LLC (“AlertMD”), a provider of SaaS-based back-office, patient care coordination and front-office solutions, for $21.9 million.
Invoice Simple
On April 17, 2020, the Company acquired 100% of the interest of Zenvoice Inc. dba Invoice Simple (“Invoice Simple”), a provider of invoicing and estimation software platform for independent contracts, freelancers and business owners, for $32.5 million.
Brighter Vision
On August 21, 2020, the Company acquired 100% of the interest of Brighter Vision Web Solutions, Inc. (“Brighter Vision”), a provider of offerings of custom-built websites and marketing solutions to therapists in the behavioral health sector, for $17.5 million. Under the terms of the purchase agreement, certain members of Brighter Vision received 21,892 shares of common stock rollover equity. The Company assessed the fair value of the shares at $0.1 million by applying a market approach. The fair value of the rollover equity is reflected in the total consideration above.
Socius
On October 16, 2020, the Company acquired 100% of the interest of Socius Marketing, Inc. (“Socius”), a provider of full service internet marketing that specializes in content design, website development and search engine optimization, for $15.7 million.
Service Fusion
On October 17, 2020 the Company acquired 100% of the interest of FSM Technologies, LLC (“Service Fusion”), a provider of an end-to-end field service management SaaS platform, for $122.3 million.
My PT Hub
On November 18, 2020, the Company acquired 100% of the interest of Fitii, Limited and Fitii LLC (collectively “My PT Hub”), a provider of software that enables gym and health club customers to improve monthly collections, generate new business, enhance member engagement, increase retention and automate business processes, for $11.7 million.
Under the terms of the purchase agreement, the Company is required to pay the seller an earnout based on achieving $4.6 million of total revenue during calendar year end 2021. The earnout amount will be $2.7 million, if the target is met; no consideration will be paid if the target is not met. At the acquisition date, the Company determined the fair value of the earnout to be $1.0 million and has included the amount in the total consideration above. At December 31, 2020, the Company noted no change in the fair value of the earnout from the acquisition date.
Updox
On December 16, 2020, the Company acquired 100% of the interest of Updox, LLC (“Updox”), a provider of a healthcare customer relationship management solution, for $143.1 million. Under the terms of the purchase agreement, certain members of Updox received 72,896 shares of common stock rollover equity. The Company assessed the fair value of the shares at $0.6 million by applying a market approach. The fair value of the rollover equity is reflected in the total consideration above.
With respect to total goodwill recognized for the business acquisitions consummated during the year ended December 31, 2020, the Company expects that $167.1 million of goodwill with be deductible for income tax purposes.
2019 Acquisitions
During 2019, the Company completed 13 business acquisitions in conjunction with the execution of its long-term plans and objectives in building a service commerce platform supporting the success of SMBs. All of the acquisitions qualified as business combinations under ASC 805. Accordingly, the Company recorded all assets acquired and liabilities assumed at their acquisition date fair values, with any excess consideration recognized as goodwill. Goodwill primarily represents the value associated with the assembled workforce, and expected synergies subsumed into goodwill.
Assets acquired and liabilities assumed in connection with each acquisition have been recorded at their fair values. Fair values were determined by management using the assistance of third-party valuation specialists. The valuation methods used to determine the fair value of intangible assets included the income approach—relief from royalty method for developed technology and trade name, the income approach—excess earnings method for customer relationships including government contracts and the comparative business valuation method for noncompete agreements. A Monte Carlo simulation was used as the valuation method to determine the fair value of earnout liabilities. A number of assumptions and estimates were involved in the application of these valuation methods, including revenue forecasts, expected competition, costs of revenues, obsolescence, tax rates, capital spending, discount rates and working capital changes. Cash flow forecasts were generally based on pre-acquisition forecasts coupled with estimated revenues and cost synergies available to a market participant.
The Company’s consolidated results of operations include $14.1 million of acquisition related transaction costs within general and administrative expense for acquisitions consummated in 2019.
Each acquisition allows for an adjustment to the purchase price to be made subsequent to the transaction closing date based on the actual amount of working capital and cash delivered to the Company. The consideration paid and purchase price allocations disclosed reflect the effects of these adjustments.
The following table summarizes the estimated fair values of consideration transferred, assets acquired and liabilities assumed for each acquisition in 2019:
	AllMeds	Secure Global Solutions	HSR-FL	Saber Marketing	Studio Director
	in thousands
Cash	$30,305	$9,319	$971	$627	$47,445
Rollover equity	—	—	—	—	—
Fair value of earnout	—	—	—	—	—
Total consideration	$30,305	$9,319	$971	$627	$47,445
Net assets acquired:
Cash and cash equivalents	$113	$38	$—	$—	$325
Accounts receivable, trade	1,144	780	40	1	—
Contract assets	143	172	28	23	244
Prepaid expenses and other current assets	2,083	102	—	2	11
Property and equipment	76	47	—	—	—
Other non-current assets	1	89	—	—	—
Intangible—developed technology	3,068	600	—	—	950
Intangible—customer relationships	14,868	4,000	1,017	707	20,150
Intangible—trade name	775	300	—	—	300
	AllMeds	Secure Global Solutions	HSR-FL	Saber Marketing	Studio Director
	in thousands
Intangible—non-compete agreements	8	—	—	—	130
Goodwill	15,646	3,359	212	143	25,803
Deferred tax asset, net	—	2	—	5	1
Accounts payable	(488)	(6)	—	—	—
Accrued expenses and other	(3,901)	(49)	—	—	(305)
Deferred revenue	(808)	(115)	—	(254)	(25)
Customer deposits	—	—	(326)	—	(139)
Deferred tax liability, net	(2,423)	—	—	—	—
Total net assets acquired	$30,305	$9,319	$971	$627	$47,445
	33 Mile Radius	eProvider Solutions	CollaborateMD	Security Information Systems	American Service Finance
	in thousands
Cash	$9,199	$8,808	$76,197	$67,246	$33,179
Rollover equity	359	—	—	—	—
Fair value of earnout	—	—	—	62	—
Total consideration	$9,558	$8,808	$76,197	$67,308	$33,179

Net assets acquired:
Cash and cash equivalents	$228	$—	$232	$145	$2,530
Accounts receivable, trade	18	352	175	1,608	85
Contract assets	—	—	35	216	—
Prepaid expenses and other current assets	60	32	929	115	566
Property and equipment	—	—	1,205	46	1,793
Other non-current assets	3	1	101	—	277
Intangible—developed technology	480	800	6,100	4,450	350
Intangible—customer relationships	5,440	4,200	28,800	3,400	10,600
Intangible—trade name	170	200	800	600	450
Intangible—non-compete agreements	50	50	80	—	—
Intangible—government contracts	—	—	—	28,600	—
Goodwill	3,460	3,312	40,196	29,171	19,717
Deferred tax asset, net	—	—	—	15	—
Accounts payable	(37)	(25)	(227)	(3)	—
Accrued expenses and other	(314)	(114)	(2,202)	(238)	(3,189)
Deferred revenue	—	—	—	(570)	—
Customer deposits	—	—	(27)	(247)	—
Total net assets acquired	$9,558	$8,808	$76,197	$67,308	$33,179
	Jimmy Marketing	ClubWise	RoofSnap	Total
	in thousands
Cash	$7,077	$15,454	$10,049	$315,876
Rollover equity	—	1,377	—	1,736
Fair value of earnout	—	1,782	—	1,844
Total consideration	$7,077	$18,613	$10,049	$319,456
Net assets acquired:
Cash and cash equivalents	$—	$1,428	$383	$5,422
Accounts receivable, trade	134	68	—	4,405
Contract assets	15	—	—	876
Prepaid expenses and other current assets	410	236	20	4,566
Property and equipment	—	153	22	3,342
Other non-current assets	—	—	—	472
Intangible—developed technology	—	1,613	760	19,171
Intangible—customer relationships	3,390	9,032	4,470	110,074
Intangible—trade name	120	323	60	4,098
Intangible—non-compete agreements	150	13	100	581
Intangible—government contracts	—	—	—	28,600
Goodwill	3,491	9,409	4,491	158,410
Deferred tax asset, net	1	—	3	27
Accounts payable	(3)	(82)	—	(871)
Accrued expenses and other	(492)	(1,708)	(185)	(12,697)
Deferred revenue	(100)	—	(75)	(1,947)
Customer deposits	(39)	—	—	(778)
Deferred tax liability, net	—	(1,872)	—	(4,295)
Total net assets acquired	$7,077	$18,613	$10,049	$319,456
AllMeds
On January 9, 2019, the Company acquired 100% of the voting equity interest of AllMeds, Inc., a provider of offerings to enable its customers, physician practices, to offload and automate manual processes, optimize operational efficiency, and improve claim submission and reimbursement processes, for $30.3 million.
Secure Global Solutions
On January 16, 2019, the Company acquired 100% of the voting equity interest of Secure Global Solutions, LLC, a provider of central station automation and network solutions for the alarm monitoring industry, for $9.3 million.
HSR-FL
On January 18, 2019, the Company acquired certain assets of Home Services Review of Florida, Inc. (“HSR-FL”), a provider of homeowner referral services for home improvement and repair services through an annual printed Homeowner Referral Guidebook and associated web site and mobile applications, for $1.0 million.
Saber Marketing
On January 22, 2019, the Company acquired certain assets and liabilities of Saber Marketing Group, LLC, a provider of homeowner referral services for home improvement and repair services through an annual printed Homeowner Referral Guidebook and associated web site and mobile applications, for $0.6 million.
Studio Director
On February 14, 2019, the Company acquired 100% of the voting equity interest of OnVision Solutions, Inc., dba The Studio Director (“Studio Director”), a provider of cloud-based business management software solutions for children’s activities centers to more effectively and efficiently run the centers’ businesses, for $47.4 million.
33 Mile Radius
On February 21, 2019, the Company acquired 100% of the voting equity interest of 33 Mile Radius LLC, a provider of customer leads to disaster mitigation contractors to help them generate revenue and grow their businesses, for $9.6 million. Under the terms of the purchase agreement, certain members of 33 Mile Radius LLC received 180,574 shares of common stock rollover equity. The Company assessed the fair value of the shares at $0.4 million by applying a market approach. The fair value of the rollover equity is reflected in the total consideration above.
eProvider Solutions
On March 1, 2019, the Company acquired 100% of the voting equity interest of eProvider Solutions, LLC, an insurance clearinghouse that provides cloud-based claims processing software and services to connect healthcare institutions and providers with patients and insurance payors, for $8.8 million.
CollaborateMD
On March 19, 2019, the Company acquired 100% of the voting equity interest of CollaborateMD, Inc., a leading SaaS-based provider of practice management and medical billings solutions to small-to-medium sized physician practices and outsourced medical billings companies, for $76.2 million.
Security Information Systems
On June 11, 2019, the Company acquired 100% of the voting equity interest of Security Information Systems, Inc., a provider of central station alarm monitoring and dispatch platform solutions to customers in the security and defense industries, for $67.3 million.
American Service Finance
On August 20, 2019, the Company acquired certain assets and liabilities of American Service Finance Corporation, a provider of payment and billing solutions for health clubs, fitness clubs, and martial arts studios, for $33.2 million.
Jimmy Marketing
On August 20, 2019, the Company acquired 100% of the voting equity interest of JE2000, LLC dba Jimmy Marketing, a provider of performance marketing and lead generation solutions that allow companies in the medical services industry to maximize patient intake and retention, for $7.1 million.
ClubWise
On October 25, 2019, the Company acquired 100% of the voting equity interest of ClubWise Software Limited and ClubWise Software Pty. Ltd (collectively “ClubWise”), a provider of software that enables gym and health club customers to improve monthly collections, generate new business, enhance member engagement, increase retention and automate business processes to improve efficiency, for $18.6 million. Under the terms of the purchase agreement, certain stockholders of ClubWise Software Limited received 283,286 shares of common stock rollover equity. The Company assessed the fair value of the shares at $1.4 million by applying a market approach. The fair value of the rollover equity is reflected in the total consideration above.
Under the terms of the purchase agreement, the Company is required to pay the seller an earnout of up to $2.0 million. The earnout is based on the acquired entity achieving $5.4 million of total revenue during calendar year 2020 and 2021. If the revenue target is met for 2020, the payment to the sellers will be $1.3 million and if it is met again in 2021, the payment is an additional $0.7 million. At the acquisition date, the Company determined the fair value of the earnout to be $1.8 million and has included the amount in the total consideration above. At December 31, 2020, the Company has re-evaluated the fair value of the earnout and concluded that it remains $1.8 million.
RoofSnap
On December 27, 2019, the Company acquired 100% of the voting equity interest of RoofSnap LLC, a provider of roof measuring and estimating solutions to small, individual and commercial contractors and independent adjusters, for $10.0 million.
With respect to total goodwill recognized for the business acquisitions consummated during the year ended December 31, 2019, the Company expects that $133.3 million of goodwill with be deductible for income tax purposes.
Pro Forma Results of Acquisitions (unaudited)
The following table presents unaudited pro forma consolidated results of operations for the years ended December 31, 2020 and 2019, as if the aforementioned 2020 and 2019 acquisitions had occurred as of January 1, 2019. The pro forma information includes the business combination accounting effects resulting from these acquisitions, including interest expense of $11.5 million and $30.6 million for the years ended December 31, 2020 and 2019, respectively, to account for funds borrowed earlier, issuance of our common shares at earlier dates which impacts the calculation of basic and diluted net loss per share, removal of transaction costs of $15.5 million and $14.1 million for the years ended December 31, 2020 and 2019, and additional amortization of $8.9 million and $28.0 million for the years ended December 31, 2020 and 2019, respectively, resulting from the amortization of amortizable intangible assets beginning as of January 1, 2019. We prepared the pro forma financial information for the combined entities for comparative purposes only, and the information is not indicative of what actual results would have been if the acquisitions had occurred at the beginning of the periods presented, nor is the information intended to represent or be indicative of future results of operations.
	Year Ended December 31,
	2020 Pro Forma	2019 Pro Forma
	(unaudited)
	in thousands, except per share amounts
Total revenue	$389,478	$365,006
Net loss	$(69,313)	$(127,982)
Adjustments to net loss (see Note 12)	$(67,811)	$(289,336)
Net loss attributable to common stockholders	$(137,124)	$(417,318)
Net loss per share attributable to common stockholders:
Basic	$(3.29)	$(15.40)
Diluted	$(3.29)	$(15.40)